COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($)	Oct. 13, 2021 USD ($)
Line of Credit Facility [Line Items]
Number of outstanding claims | claim	2
Global Collect Services B.V.
Line of Credit Facility [Line Items]
Collection claim			$ 548
Letter of Credit
Line of Credit Facility [Line Items]
Secured letters of credit outstanding	$ 7,432	$ 7,258